Acquisitions - Additional Information (Details) $ in Thousands			12 Months Ended
	Apr. 01, 2021 USD ($)	Oct. 22, 2019 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($) segment
Business Acquisition [Line Items]
Cash paid			$ 103,393	$ 3,519	$ 115,037
Goodwill			754,506	121,487	115,914
TurnKey
Business Acquisition [Line Items]
Total purchase consideration	$ 618,800
Business acquisition costs			7,700
Goodwill	509,466
Intangible assets	107,600
Accounts receivable, net	3,548
Deferred liabilities	5,953
TurnKey | Homeowner contracts
Business Acquisition [Line Items]
Intangible assets	$ 102,300
Weighted Average Useful Life Remaining (Years)	5 years
Other Transactions
Business Acquisition [Line Items]
Total purchase consideration			$ 175,700	$ 7,500	$ 13,500
Number of separate portfolio transactions accounted as business combinations | segment			29	18	30
Cash paid			$ 107,800	$ 2,700	$ 1,100
Contingent consideration			42,200	3,600	5,400
Deferred payments to sellers			25,700	1,200	7,000
Goodwill			123,500	5,500	13,500
Intangible assets			75,700	$ 5,300	$ 9,500
Accounts receivable, net			75,000
Deferred liabilities			$ 103,200
Other Transactions | Homeowner contracts
Business Acquisition [Line Items]
Weighted Average Useful Life Remaining (Years)				4 years
Other Transactions | Minimum
Business Acquisition [Line Items]
Weighted Average Useful Life Remaining (Years)			4 years
Other Transactions | Maximum
Business Acquisition [Line Items]
Weighted Average Useful Life Remaining (Years)			5 years
Other Transactions | Maximum | Homeowner contracts
Business Acquisition [Line Items]
Weighted Average Useful Life Remaining (Years)					4 years
Wyndham Vacation Rentals
Business Acquisition [Line Items]
Total purchase consideration		$ 157,576
Business acquisition costs					$ 1,300
Goodwill		54,552
Intangible assets		$ 79,247
Percent of membership interest acquired		100
Wyndham Vacation Rentals | Homeowner contracts
Business Acquisition [Line Items]
Intangible assets		$ 59,080
Weighted Average Useful Life Remaining (Years)		10 years